Restated Operating Segments Income (Loss) to Reflect the Errors and Reclassify Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Net income (loss) from continuing operation															$ (30,285)		$ 12,615
DISCONTINUED OPERATIONS	(341)	(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)	86,245		1,760
Net income (loss) attributable to Harvest	36,097	(23,147)	5,751	6,225	(1,040)	(44,305)	10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)	55,960		14,375
Venezuela [Member]
Net income (loss) from continuing operation															54,974	[1]	49,158	[1]
Indonesia [Member]
Net income (loss) from continuing operation															(47,688)	[2]	(6,265)	[2]
Gabon [Member]
Net income (loss) from continuing operation															(7,988)	[3]	(1,642)	[3]
United States [Member]
Net income (loss) from continuing operation															(29,583)	[4]	(28,636)	[4]
As Previously Reported [Member]
Net income (loss) from continuing operation															(43,722)		11,730
DISCONTINUED OPERATIONS			(595)	(989)	(115)		36	98,665	(3,266)	(1,104)	95,399	(1,699)	95,435		97,616		3,712
Net income (loss) attributable to Harvest			5,817	8,160	(1,392)		7,711	89,780	1,082	6,768	90,862	12,585	98,573		53,894		15,442
As Previously Reported [Member] | Venezuela [Member]
Net income (loss) from continuing operation															69,577	[1]	62,177	[1]
As Previously Reported [Member] | Indonesia [Member]
Net income (loss) from continuing operation															(44,800)	[2]	(7,108)	[2]
As Previously Reported [Member] | Gabon [Member]
Net income (loss) from continuing operation															(5,743)	[3]	(543)	[3]
As Previously Reported [Member] | Oman [Member]
Net income (loss) from continuing operation															(11,325)	[5]	(1,934)	[5]
As Previously Reported [Member] | United States [Member]
Net income (loss) from continuing operation															(51,431)	[4]	(40,862)	[4]
Adjustment [Member]
Net income (loss) from continuing operation															2,066		(1,067)
Net income (loss) attributable to Harvest															2,066		(1,067)
Adjustment [Member] | Venezuela [Member]
Net income (loss) from continuing operation															(14,603)	[1]	(13,019)	[1]
Adjustment [Member] | Indonesia [Member]
Net income (loss) from continuing operation															(2,888)	[2]	843	[2]
Adjustment [Member] | Gabon [Member]
Net income (loss) from continuing operation															(2,245)	[3]	(1,099)	[3]
Adjustment [Member] | Oman [Member]
Net income (loss) from continuing operation															(535)	[5]	(305)	[5]
Adjustment [Member] | United States [Member]
Net income (loss) from continuing operation															22,337	[4]	12,513	[4]
As RESTATED [Member]
Net income (loss) from continuing operation															(41,656)		10,663
DISCONTINUED OPERATIONS				(1,584)	(115)		36	98,665	(3,266)	(1,699)	95,399	(1,699)	95,435		97,616		3,712
Net income (loss) attributable to Harvest			5,751	6,225	(1,040)		10,604	92,813	(3,152)	5,185	89,661	10,936	100,265		55,960		14,375
As RESTATED [Member] | Venezuela [Member]
Net income (loss) from continuing operation															54,974	[1]	49,158	[1]
As RESTATED [Member] | Indonesia [Member]
Net income (loss) from continuing operation															(47,688)	[2]	(6,265)	[2]
As RESTATED [Member] | Gabon [Member]
Net income (loss) from continuing operation															(7,988)	[3]	(1,642)	[3]
As RESTATED [Member] | Oman [Member]
Net income (loss) from continuing operation															(11,860)	[5]	(2,239)	[5]
As RESTATED [Member] | United States [Member]
Net income (loss) from continuing operation															(29,094)	[4]	(28,349)	[4]
Discontinued Operations [Member]
Net income (loss) from continuing operation															11,371		1,952
DISCONTINUED OPERATIONS			(347)	(580)	(5,312)		(426)	(384)	(461)	(5,892)	(845)	(6,239)	(1,271)		(11,371)		(1,952)
Discontinued Operations [Member] | Oman [Member]
Net income (loss) from continuing operation															11,860	[5]	2,239	[5]
Discontinued Operations [Member] | United States [Member]
Net income (loss) from continuing operation															$ (489)	[4]	$ (287)	[4]

[1]	Relates to reclassification of noncontrolling interest from United States segment to Venezuela segment and elimination of intrasegment revenue erroneously reported gross of intrasegment expense.
[2]	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $1,505 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $1,383 thousand. For 2010, relates to elimination of intrasegment revenue erroneously reported gross of related intrasegment expense.
[3]	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $415 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $1,830 thousand. For 2010, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $313 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $786 thousand.
[4]	Relates to the impact of (a) through (d) above.
[5]	Relates to elimination of intrasegment revenue erroneously reported gross of related intrasegment expense.